GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2023	2024	2025
General expenses	2,446	2,448	2,241
Allowance for expected credit losses trade receivables (Note 6)	513	904	1,465
Professional fees	996	855	824
Training, education, and recruitment	461	453	358
Traveling	443	421	343
Meeting	334	390	307
Social contribution	232	233	301
Collection expenses	195	194	291
Others (each below Rp100 billion)	479	327	471
Total	6,099	6,225	6,601